Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 164,753	$ 95,608
Long-term investments - warrants held		124
Long-term investments	$ 164,753	$ 95,732